TRADE PAYABLES AND ACCRUED LIABILITIES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
TRADE PAYABLES AND ACCRUED LIABILITIES AND OTHER LIABILITIES
TRADE PAYABLES AND ACCRUED LIABILITIES AND OTHER LIABILITIES

12.     TRADE PAYABLES AND ACCRUED LIABILITIES AND OTHER LIABILITIES

(a)	Trade payables and accrued liabilities

	December 31,	December 31,
	2020	2019
Trade payables	$27,478	$27,311
Accrued liabilities	14,758	13,181
Taxes payable	3,306	499
Lease liabilities	5,296	5,499
Other payables	2,383	3,043
	$53,221	$49,533

(b)	Other liabilities

	December 31,	December 31,
	2020	2019
Lease liabilities	$5,925	$12,487
Accrued liabilities	192	4,591
	$6,117	$17,078